TRANSACTIONS AND BALANCES WITH RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Transactions And Balances With Related Parties [Line Items]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 10  - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties which are shareholders and directors of the Company:

a.	Transactions:

	March 31
	2026	2025
Share-based compensation included in research and development expenses	$130	$-
Share-based compensation included in general and administrative expenses	$215	$21
Financial expenses	$(15)	$32

b.	Balances:

	March 31, 2026		December 31, 2025
Current liabilities —
Private warrants to purchase ordinary shares	$	*	$	*
Sponsor Promissory Note		$1,553		$-

	March 31, 2026	December 31, 2025
Non-Current liabilities —
Sponsor Promissory Note	$-	$1,568

NOTE 14  - TRANSACTIONS AND BALANCES WITH RELATED PARTIES:

Transactions with related parties— shareholders, executive officers and directors of the Company (including Silexion Israel)—are quantified below:

a.	Transactions:

	Year ended December 31
	2025	2024
Share-based compensation included in research and development expenses	$-	$1,796
Share-based compensation included in general and administrative expenses	$134	$2,972
Financial expenses (income)	$232	$(1,249)

b.	Balances:

	December 31
	2025	2024
Non-Current liabilities
Private warrants to purchase ordinary shares	*	$1
Sponsor Promissory Note	$1,568	$2,961
	$1,568	$2,962